UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02565

Voya Government Money Market Portfolio

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Government Money Market Portfolio

The schedules are not audited.

Voya Government Money Market Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: 44.2%
875,000	Federal Farm Credit Banks, 1.000%, 01/07/2019	$872,424	0.2
1,000,000	Federal Farm Credit Banks, 1.230%, 01/25/2019	997,858	0.2
3,000,000	Federal Farm Credit Banks, 1.964%, (US0001M + (0.140)%), 07/02/2019	2,998,514	0.7
5,250,000	Federal Farm Credit Banks, 2.044%, (US0001M + (0.060)%), 04/03/2019	5,250,828	1.2
4,250,000	Federal Farm Credit Banks, 2.053%, (US0001M + (0.095)%), 09/13/2019	4,249,838	1.0
8,400,000	Federal Farm Credit Banks, 2.127%, (US0001M + (0.085)%), 05/24/2019	8,399,873	1.9
4,250,000	Federal Farm Credit Banks, 2.170%, (PRIME + (3.080)%), 03/12/2019	4,250,373	1.0
600,000	Federal Farm Credit Banks, 2.277%, (US0001M + 0.065%), 10/22/2018	600,065	0.1
10,500,000	Federal Farm Credit Banks, 2.292%, (USBMMY3M + 0.100%), 01/25/2019	10,504,980	2.4
11,050,000	Federal Farm Credit Banks, 2.348%, (US0001M + 0.190%), 05/16/2019	11,068,880	2.6
1,500,000	Federal Farm Credit Banks, 2.348%, (US0001M + 0.190%), 07/15/2019	1,503,219	0.4
2,000,000	Federal Farm Credit Banks, 2.382%, (US0001M + 0.170%), 01/22/2019	2,001,879	0.5
3,000,000	Federal Farm Credit Banks, 2.392%, (USBMMY3M + 0.200%), 11/14/2018	3,000,795	0.7
250,000	Federal Farm Credit Discount Notes, 1.770%, 10/31/2018	249,625	0.1
6,000,000	Federal Home Loan Banks, 1.964%, (US0001M + (0.140)%), 01/02/2019	5,999,619	1.4
4,750,000	Federal Home Loan Banks, 2.004%, (US0001M + (0.100)%), 09/04/2019	4,750,000	1.1
2,250,000	Federal Home Loan Banks, 2.028%, (US0001M + (0.130)%), 10/15/2018	2,250,021	0.5
7,600,000	Federal Home Loan Banks, 2.033%, (US0001M + (0.125)%), 11/16/2018	7,600,000	1.8
38,000,000	Federal Home Loan Banks, 2.035%, (US0001M + (0.130)%), 11/16/2018	37,999,728	8.8
1,500,000	Federal Home Loan Banks, 2.043%, (US0001M + (0.090)%), 11/08/2018	1,500,053	0.3
1,200,000	Federal Home Loan Banks, 2.098%, (US0001M + (0.060)%), 09/16/2019	1,200,369	0.3
2,000,000	Federal Home Loan Banks, 2.122%, (US0001M + (0.090)%), 01/22/2019	2,000,005	0.5
400,000	Federal Home Loan Banks, 2.133%, (US0003M + (0.200)%), 01/18/2019	400,184	0.1
1,000,000	Federal Home Loan Banks, 2.221%, (US0003M + (0.160)%), 06/27/2019	1,000,900	0.2
500,000	Federal Home Loan Mortgage Corp., 1.200%, 11/19/2018	499,577	0.1
7,500,000	Federal Home Loan Mortgage Corp., 2.052%, (US0001M + (0.130)%), 11/21/2018	7,500,000	1.7
6,250,000	Federal Home Loan Mortgage Corp., 2.065%, (US0001M + (0.100)%), 03/18/2019	6,250,000	1.4
11,000,000	Federal Home Loan Mortgage Corp., 2.086%, (US0003M + (0.225)%), 08/27/2019	11,000,000	2.5
11,000,000	Federal Home Loan Mortgage Corp., 2.090%, 10/29/2018	10,991,754	2.5
22,750,000	Federal Home Loan Mortgage Corp., 2.105%, (US0001M + (0.125)%), 11/27/2018	22,750,000	5.3
8,000,000	Federal Home Loan Mortgage Corp., 2.132%, (US0001M + (0.110)%), 05/28/2019	8,000,000	1.9
223,000	Federal National Mortgage Association, 1.125%, 10/29/2018	222,886	0.1

Voya Government Money Market Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
3,000,000	Federal National Mortgage Association, 2.242%, (US0001M + 0.000%), 02/28/2019	$3,000,757	0.7

	Total U.S. Government Agency Debt (Cost $190,865,004)	190,865,004	44.2

U.S. TREASURY DEBT: 10.3%
18,750,000	United States Treasury Bill, 1.980%, 10/18/2018	18,732,244	4.3
22,750,000	(1) United States Treasury Bill, 2.160%, 01/24/2019	22,595,120	5.2
3,250,000	(1) United States Treasury Bill, 2.290%, 04/25/2019	3,208,388	0.8

	Total U.S. Treasury Debt (Cost $44,535,752)	44,535,752	10.3

U.S. TREASURY REPURCHASE AGREEMENT: 28.7%
60,000,000	Deutsche Bank Repurchase Agreement dated 9/28/18, 2.24%, due 10/1/18, $60,011,200 to be received upon repurchase (Collateralized by $62,598,412, various US Treasury types, 0.00%-8.125%, Market Value plus accrued interest $60,755,880 due 10/15/18-11/15/45)	60,000,000	13.9
64,031,000	Deutsche Bank Repurchase Agreement dated 9/28/18, 2.2400%, due 10/1/18, $64,042,952 to be received upon repurchase (Collateralized by $108,616,900, US Treasury STRIP Coupon/Bond, 0.000%, Market Value plus accrued interest $65,951,930 due 2/15/30-2/15/36)	64,031,000	14.8

	Total U.S. Treasury Repurchase Agreement (Cost $124,031,000)	124,031,000	28.7

Shares		Value	Percentage of Net Assets
INVESTMENT COMPANIES: 3.4%
14,500,000	(2) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.883%, 10/01/18	$14,500,000	3.4

	Total Investment Companies (Cost $14,500,000)	14,500,000	3.4

	Total Investments in Securities (Cost $373,931,756)	$373,931,756	86.6
	Assets in Excess of Other Liabilities	58,067,622	13.4
	Net Assets	$431,999,378	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2018.
(2)	Rate shown is the 7-day yield as of September 30, 2018.

Reference Rate Abbreviations:

PRIME	Federal Reserve Bank Prime Loan Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

At September 30, 2018, the aggregate cost of securities for federal income tax purposes is the same as for financial statement purposes.

Voya Government Money Market Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
U.S. Treasury Repurchase Agreement	$–	$124,031,000	$–	$124,031,000
Investment Companies	14,500,000	–	–	14,500,000
U.S. Government Agency Debt	–	190,865,004	–	190,865,004
U.S. Treasury Debt	–	44,535,752	–	44,535,752
Total Investments, at fair value	$14,500,000	$359,431,756	$–	$373,931,756

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Government Money Market Portfolio

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	November 28, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 28, 2018